Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenues
Total revenues	$ 106,765	$ 102,197
Operating expenses
Research and development expenses	(73,974)	(69,287)
Selling expenses	(5,673)	(7,501)
Administrative expenses	(21,711)	(18,830)
Total operating expenses	(184,930)	(174,208)
Loss from operations	(78,165)	(72,011)
Other income/(expense)
Other income, net of other expenses	1,585	3,710
Loss before income taxes and equity in earnings of equity investees	(76,580)	(68,301)
Income tax expense	(2,032)	(2,462)
Equity in earnings of equity investees, net of tax	30,366	27,308
Net loss	(48,246)	(43,455)
Less: Net income attributable to non-controlling interests	(1,448)	(1,914)
Net loss attributable to the Company	$ (49,694)	$ (45,369)
Losses per share attributable to the Company-basic and diluted (US$ per share)	$ (0.07)	$ (0.07)
Number of shares used in per share calculation-basic and diluted	685,285,841	665,553,637
Third parties
Revenues
Total revenues	$ 104,441	$ 98,213
Related parties
Revenues
Total revenues	2,324	3,984
Goods | Third parties
Revenues
Total revenues	94,889	86,858
Operating expenses
Costs of goods and services	(82,186)	(74,051)
Goods | Related parties
Revenues
Total revenues	2,084	3,732
Operating expenses
Costs of goods and services	(1,386)	(2,610)
Commercialization services | Third parties
Revenues
Total revenues		2,584
Operating expenses
Costs of goods and services		(1,929)
Collaboration research and development services | Third parties
Revenues
Total revenues	7,507	7,056
Research and development services | Related parties
Revenues
Total revenues	240	252
Other collaboration revenue from royalties | Third parties
Revenues
Total revenues	$ 2,045	$ 1,715